Note 3 - Summary of Significant Accounting Policies: Research and Development Costs (Details) (USD $)	3 Months Ended		12 Months Ended		92 Months Ended	95 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Details
Research and development	$ 129,788	$ 118,411	$ 841,502	$ 939,296	$ 4,297,433	$ 4,427,221